Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2015
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share (“EPS”)

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2015, 2014, and 2013 is set forth in the following table:

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount
	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2015:
Basic EPS
Net income available to common shareholders	$136,726	66,411,193	$2.06
Potential dilutive common shares and warrants	—	225,160
Diluted EPS	$136,726	66,636,353	$2.05
December 31, 2014:
Basic EPS
Net income available to common shareholders	$153,151	66,872,500	$2.29
Potential dilutive common shares	—	183,956
Diluted EPS	$153,151	67,056,456	$2.28
December 31, 2013:
Basic EPS
Net income available to common shareholders	$126,351	67,195,180	$1.88
Potential dilutive common shares	—	119,679
Diluted EPS	$126,351	67,314,859	$1.88